Operating expense (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Operating Expenses
The table presents operating expenses by nature (in USD thousands):

	For the year ended December 31,
	2023	2022	2021
Changes in inventories of finished goods and work in progress	$145	$47	$568
Raw materials and consumables used	(17,504)	(13,341)	(9,650)
Employee benefit expenses	(60,323)	(59,333)	(53,802)
Social charges	(11,956)	(11,480)	(8,373)
Research tax credit	1,129	1,292	1,597
Share-based compensation	(15,242)	(13,613)	(8,514)
Depreciation	(5,508)	(3,791)	(2,517)
Amortization	(2,828)	(1,780)	(1,092)
Professional fees	(14,245)	(13,837)	(11,318)
Laboratory and office expenses	(6,279)	(6,635)	(5,333)
Travel	(3,087)	(3,217)	(1,576)
Marketing	(1,767)	(2,213)	(1,493)
Licenses	(4,235)	(3,949)	(2,021)
Less: capitalized software development costs ("Note 17 - Intangible assets”)	7,469	5,820	3,858
Other expense	(3,920)	(9,730)	(12,381)
Total	$(138,151)	$(135,760)	$(112,047)

Summary of Depreciation and Amortization have Charged in Expense
Depreciation and amortization have been charged in the following expense categories (in USD thousands):

	For the year ended December 31,
	2023		2022		2021
	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
Cost of revenue	$—	$(2,099)	$—	$(1,133)	$—	$(483)
Research and development costs	(2,494)	—	(1,748)	—	(1,028)	—
Selling and marketing costs	(1,468)	—	(906)	—	(744)	—
General and administrative costs	(1,546)	(729)	(1,137)	(647)	(745)	(609)
Total	$(5,508)	$(2,828)	$(3,791)	$(1,780)	$(2,517)	$(1,092)

Summary of Employee Benefit Expenses, Social Charges and Share-based Compensation from the Operating Expense
The table presents employee costs by function, which consists of “Employee benefit expenses”, “Social charges” and “Share-based compensation” from the operating expense table (in USD thousands):

	For the year ended December 31,
	2023	2022	2021
Research and development costs	31,280	29,169	23,899
Selling and marketing costs	20,174	20,216	21,659
General and administrative costs	36,067	35,041	25,131
Total	$87,521	$84,426	$70,689